Consolidated income statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Consolidated income statement
Interest receivable		£ 5,444	£ 5,462
Interest payable		(1,118)	(990)
Net interest income	[1]	4,326	4,472
Fees and commissions receivable		1,646	1,666
Fees and commissions payable		(451)	(448)
Income from trading activities		847	884
Loss on redemption of own debt			(7)
Other operating income		334	352
Total non-interest income		2,376	2,447
Total income		6,702	6,919
Staff costs		(2,086)	(2,447)
Premises and equipment		(644)	(678)
Other administrative expenses		(1,636)	(1,208)
Depreciation and amortisation		(338)	(511)
Write down of other intangible assets		(31)	(8)
Operating expenses		(4,735)	(4,852)
Profit before impairment losses		1,967	2,067
Impairment losses		(141)	(116)
Operating profit/(loss) before tax		1,826	1,951
Tax charge		(741)	(727)
Profit for the period		1,085	1,224
Attributable to:
Non-controlling interests		(16)	29
Preference share and other dividends		213	256
Ordinary shareholders		£ 888	£ 939
Per ordinary share
Basic earnings per ordinary share	[2]	£ 0.074	£ 0.079

[1]	Negative interest on loans and advances is reported as interest payable. Negative interest on customer deposits is reported as interest receivable.
[2]	There is no dilutive impact in any period.